PREPAID EXPENSES AND OTHER CURRENT ASSETS - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Tables)	9 Months Ended
Sep. 30, 2019
Diamond S Shipping
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following as of September 30, 2019 and December 31, 2018:

	September 30,	December 31,
	2019	2018
Advances to Capital Ship Management Corp. (“CSM”) (Refer to Note 15 - Related Party Transactions)	$4,710	$—
Advances to technical managers	135	578
Insurance claims receivable	614	697
Prepaid insurance	1,548	580
Advances to agents	1,740	549
Deferred voyage costs	2,178	—
Other	2,182	1,327
Total prepaid expenses and other current assets	$13,107	$3,731